Shareholder Report	6 Months Ended
Sep. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Laudus Trust
Entity Central Index Key	0000832545
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2024
Schwab Select Large Cap Growth Fund [Member]
Shareholder Report [Line Items]
Fund Name	Schwab Select Large Cap Growth Fund
Class Name	Schwab Select Large Cap Growth Fund
Trading Symbol	LGILX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the fund for the period of April 1, 2024, to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi annual shareholder report
Additional Information [Text Block]
You can find additional information about the fund at
www.schwabassetmanagement.com/prospectus
.
You can also request
this information by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.

Additional Information Phone Number	1-866-414-6349
Additional Information Email	orders@mysummaryprospectus.com
Additional Information Website	www.schwabassetmanagement.com/prospectus
Expenses [Text Block]
FUND COSTS FOR THE LAST six months ENDED September 30, 2024
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab Select Large Cap Growth Fund	$39	0.74% *
*
Annualized.

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.74%	[1]
Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results. The performance data quoted represents past performance, and current returns may be lower or higher.
Average Annual Return [Table Text Block]
Average Annual Total Returns
1,2

Fund and Inception Date	6 Months	1 Year	5 Years	10 Years
Schwab Select Large Cap Growth Fund (10/10/1997)*	10.01%	42.78%	15.91%	14.58%
S&P 500 ® Index 3	10.42%	36.35%	15.98%	13.38%
Russell 1000 ® Growth Index	11.79%	42.19%	19.74%	16.52%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performan
ce.
Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
*
Inception date is that of the fund’s predecessor fund, the Class Y Shares of the UBS U.S. Large Cap Growth Fund.
1
Fund expenses may have been partially absorbed by the investment adviser. Without these reductions, the fund’s returns would have been lower.

These returns do not
reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
2
Prior to September 15, 2023, the fund had a different subadviser. The performance history of the fund prior to that date is attributable to the previous subadviser.
3
Due to new regulatory requirements, the fund’s regulatory index has changed from the Russell 1000
®
Growth Index to the S&P 500
®
Index. The S&P 500
®
Index provides a
broad measure of market performance. The Russell 1000
®
Growth Index is the fund’s additional index and is more representative of the fund’s investment universe than t he
regulatory index.

Performance Inception Date	Oct. 10, 1997	[2]
No Deduction of Taxes [Text Block]	These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	To obtain performance information current to the most recent month end, visit www.schwabassetmanagement.com/prospectus .
Net Assets	$ 2,259,000,000
Holdings Count | Holding	108
Investment Company, Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]
Statistics

Net Assets (millions)	$2,259
Number of Holdings (excludes derivatives)	108
Portfolio Turnover Rate (not annualized)	9%
Weighted Average Market Cap (millions)	$1,414,992
Price/Earnings Ratio (P/E)	38.7
Price/Book Ratio (P/B)	10.3

Holdings [Text Block]
Sector Weightings % of Investments
1

Top Equity Holdings % of Net Assets

Portfolio holdings may h
ave c
hanged since the report date.
The Sector/Industry classifications in this report use the Global Industry Classification Standard (GICS) which was developed by and is the exclusive property of MSCI Inc.
(MSCI) and Standard & Poor’s (S&P). GICS is a service mark of MSCI and S&P and has been licensed for use by Charles Schwab & Co., Inc.
1
Excludes derivatives.
2
Includes the fund’s position(s) in money market mutual funds registered under the Investment Company Act of 1940, as amended.

Largest Holdings [Text Block]	Top Equity Holdings % of Net Assets Portfolio holdings may h ave c hanged since the report date.

[1]	Annualized.
[2]	Inception date is that of the fund’s predecessor fund, the Class Y Shares of the UBS U.S. Large Cap Growth Fund.